Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
REVENUE	$ 3,513	$ 3,337	$ 7,111	$ 6,836	$ 19,972	$ 27,585
COST OF REVENUE	(4,196)	(4,393)	(9,272)	(6,944)	(14,682)	(13,993)
GROSS PROFIT	(683)	(1,056)	(2,161)	(108)	5,290	13,592
OTHER INCOME				226	240	820
GENERAL AND ADMINISTRATIVE EXPENSES	(21,862)	(50,694)	(48,557)	(53,475)	(118,085)	(77,159)
LOSS FROM OPERATIONS	(22,545)	(51,750)	(50,718)	(53,357)	(112,555)	(62,747)
INTEREST EXPENSE	(106)	(22)	(220)	(258)	(519)	(620)
LOSS BEFORE INCOME TAX	(22,545)	(51,722)	(50,938)	(53,615)	(113,074)	(63,367)
INCOME TAXES PROVISION
NET LOSS	(22,545)	(51,722)	(50,938)	(53,615)	(113,074)	(63,367)
Other comprehensive income/(loss):
- Foreign exchange translation adjustment	1,779	(2,655)	2,039	(2,584)	3,925	161
Comprehensive loss	$ (20,766)	$ (54,427)	$ (48,899)	$ (56,199)	$ (109,149)	$ (63,206)
Net loss per share- Basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding - Basic and diluted	451,594,014	451,335,000	451,484,996	451,335,000	451,346,178	165,689,277